Computation of Basic and Diluted Net Income Attributable to Baidu, Inc. Per Share for Class A and Class B Ordinary Shares (Detail)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 1,595,038	¥ 11,074,351	¥ 33,334,993	¥ 13,144,249
Class A Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 1,254,487	¥ 8,709,905	¥ 26,182,538	¥ 10,328,517
Denominator
Denominator used for earnings per share - basic	27,263,984	27,263,984	27,428,861	27,551,463
Earnings per share - basic | (per share)	$ 46.01	¥ 319.47	¥ 954.56	¥ 374.88
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	$ 1,255,388	¥ 8,716,163	¥ 26,205,544	¥ 10,339,397
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	339,650	2,358,188	7,129,449	2,804,852
Allocation of net income attributable to Baidu, Inc.	$ 1,595,038	¥ 11,074,351	¥ 33,334,993	¥ 13,144,249
Denominator
Weighted average ordinary shares outstanding	27,263,984	27,263,984	27,428,861	27,551,463
Conversion of Class B to Class A ordinary shares	7,401,254	7,401,254	7,492,921	7,511,003
Share-based awards	91,848	91,848	112,688	136,008
Denominator used for earnings per share - diluted	34,757,086	34,757,086	35,034,470	35,198,474
Earnings per share - diluted | (per share)	$ 45.89	¥ 318.62	¥ 951.49	¥ 373.43
Class B Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.	$ 340,551	¥ 2,364,446	¥ 7,152,455	¥ 2,815,732
Denominator
Denominator used for earnings per share - basic	7,401,254	7,401,254	7,492,921	7,511,003
Earnings per share - basic | (per share)	$ 46.01	¥ 319.47	¥ 954.56	¥ 374.88
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation	$ 339,650	¥ 2,358,188	¥ 7,129,449	¥ 2,804,852
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares	0	0	0	0
Allocation of net income attributable to Baidu, Inc.	$ 339,650	¥ 2,358,188	¥ 7,129,449	¥ 2,804,852
Denominator
Weighted average ordinary shares outstanding	7,401,254	7,401,254	7,492,921	7,511,003
Conversion of Class B to Class A ordinary shares	0	0	0	0
Share-based awards	0	0	0	0
Denominator used for earnings per share - diluted	7,401,254	7,401,254	7,492,921	7,511,003
Earnings per share - diluted | (per share)	$ 45.89	¥ 318.62	¥ 951.49	¥ 373.43
American Depositary Shares | Class A Ordinary Shares
Denominator
Denominator used for earnings per share - basic	272,639,840	272,639,840	274,288,610	275,514,630
Earnings per share - basic | (per share)	$ 4.60	¥ 31.95	¥ 95.46	¥ 37.49
Denominator
Weighted average ordinary shares outstanding	272,639,840	272,639,840	274,288,610	275,514,630
Denominator used for earnings per share - diluted	347,570,860	347,570,860	350,344,700	351,984,740
Earnings per share - diluted | (per share)	$ 4.59	¥ 31.86	¥ 95.15	¥ 37.34